United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Total Return Series, Inc.

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: 11/30/16

Item 1. Reports to Stockholders

Annual Shareholder Report
November 30, 2016
Share Class	Ticker
A	TLRAX
B	TLRBX
C	TLRCX
R	FTRKX
Institutional	FTRBX
Service	FTRFX
R6	FTRLX

Federated Total Return Bond Fund
Fund Established 1996

A Portfolio of Federated Total Return Series, Inc.

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from December 1, 2015 through November 30, 2016. This report includes Management's Discussion of Fund Performance, a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Total Return Bond Fund (the “Fund”), based on net asset value for the 12-month reporting period ended November 30, 2016, was 3.17% for Class A Shares, 2.61% for Class B Shares, 2.64% for Class C Shares, 2.99% for Class R Shares, 3.74% for Institutional Shares, 3.43% for Service Shares and 3.65% for Class R6 Shares. The total return of the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB)1 the Fund's broad-based securities market index, was 2.17% for the same period. The total return of the Lipper Core Bond Funds Average (LCBFA),2 a peer group average for the Fund, was 2.21%. The Fund's and LCBFA's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the BBAB.
During the reporting period, the most significant factors affecting the Fund's performance relative to the BBAB were: (1) sector allocation; (2) security selection; and (3) the effect of changing interest rates (referred to as “duration”).3,4 Performance was also impacted to a lesser extent by the relative performance of different maturities (referred to as the “yield curve”) and non-U.S. dollar currency exposure.
For purposes of the following, the discussion will focus on the performance of the Fund's Class R6 Shares.
Market Overview
Interest rates were little changed from November 30, 2015 to November 30, 2016, with 2-year Treasury rates increasing from 0.93% to 1.12% and 10-year Treasury rates increasing from 2.21% to 2.38%. This apparent calm belied significant intra-period volatility, however, as 10-year yields fell to a generational low of 1.36% in July 2016 on flight-to-quality buying. Investors sought the safety of Treasury bonds, driving up prices and driving down yields, due to a 12% correction in stock prices and a collapse in oil prices to $26 a barrel in the first quarter of 2016, fears of an economic hard landing in China, plunging inflation expectations, the vote by Britain to leave the European Union (“Brexit”) and negative 10-year sovereign yields in Japan and several European countries.
Once energy prices recovered and it became apparent Chinese economic growth was not likely to collapse, and as Britain managed to avoid a recession after the Brexit vote, risk assets such as stocks and corporate bonds rebounded while the demand for Treasuries as a safe haven faded. Interest rates rose back to levels consistent with the moderate growth (2% GDP), low inflation, low volatility environment that has characterized the past several years. But in early November, market sentiment abruptly changed once again with the unexpected victory of Donald Trump in the U.S. presidential election. Trump's pro-growth agenda of cutting taxes, repatriating corporate cash trapped overseas, ramping up
Annual Shareholder Report

spending on defense and infrastructure and reducing government regulations, caused stocks and corporate bonds to rally and interest rates to rise. In addition, prospects for immigration reform and trade barriers added to concerns that inflation would accelerate, further causing Treasury bond prices to decline and yields to rise, as did expectations for a 0.25% hike in the federal funds target rate by the Federal Reserve (the “Fed”) in December.
After substantial underperformance early in the reporting period due to the factors noted above, risk assets such as stocks and corporate bonds performed very well through the end of the period, including post-election. The top performer by a large margin in the bond market was high-yield securities, followed by emerging market bonds, investment-grade corporates and commercial mortgage-backed securities (CMBS).5 Within the corporate sectors, lower-rated bonds and bonds of longer maturities performed best relative to similar duration Treasury bonds. Industrials performed particularly well given the rebound in commodity and energy prices. The credit sectors were supported by strong consumer spending, suggesting that a recession in the U.S. is a remote possibility in the near term. The credit sectors were also supported by President-elect Trump's pro-growth agenda, strong buying from European investors looking for higher yields and being crowded out by the European Central Bank's corporate bond buying program, and by a Fed that continues to raise the overnight federal funds rate at a very slow pace. The only sector of the bond market which underperformed Treasuries was government agency mortgage-backed securities. Despite continued buying by the Fed to maintain a stable portfolio size, higher interest rates (causing average life extension) and heightened interest rate volatility caused investors to favor other sectors of the bond market.
Sector Allocation
During the reporting period, sector allocation was the primary reason the Fund outperformed the BBAB. The Fund was overweight high-yield,6 investment-grade corporate bonds and CMBS, all of which significantly outperformed duration equivalent Treasuries. The Fund was also underweight agency mortgage-backed securities during a period in which they lagged Treasuries, adding additional value relative to the BBAB. Additionally, smaller allocations to emerging market bonds, trade finance loans and bank loans benefited performance during the reporting period.
security selection
Security selection overall also added value, particularly a 3% position in Treasury Protection Securities (which benefited from the increase in inflation), investment-grade energy companies (which benefited from the rebound in energy prices from the February low), and overweights to “BBB”-rated and 30-year corporate bonds. On the negative side of the ledger, security selection within high yield detracted from Fund performance.
Annual Shareholder Report

Duration
During the reporting period, duration positioning subtracted from Fund performance. The Fund's interest rate sensitivity was substantially shorter than the BBAB early in the period when rates fell, resulting in less price gains than the BBAB.
other factors
Yield curve positioning added modestly to returns as the Fund was positioned for intermediate maturities to underperform longer and shorter maturities in November 2016. Currency trading also added a small amount of value as the Fund was periodically long the dollar versus the euro and the yen. The dollar benefited from the growing divergence in monetary policy and interest rates between the U.S. and most other developed nations.
During the reporting period, the Fund used various types of derivative securities including futures, swaps, forward contracts and options to manage the Fund's duration, sector and currency exposures. These derivative positions were used both to manage various risks as well as to position the Fund to benefit from changes in market conditions.
1	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the BBAB.
2	Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the LCBFA.
3	Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4	Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations. For purposes of this Management Discussion of Fund Performance, duration is determined using a third-party analytical system.
5	The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
6	High-yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Total Return Bond Fund from November 30, 2006 to November 30, 2016, compared to the Bloomberg Barclays U.S. Aggregate Bond Index (BBAB)2 and the Lipper Core Bond Funds Average (LCBFA).3 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of November 30, 2016
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 11/30/2016
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class A Shares	-1.50%	1.75%	3.69%
Class B Shares	-2.89%	1.78%	3.72%
Class C Shares	1.64%	2.16%	3.63%
Class R Shares	2.99%	2.53%	3.98%
Institutional Shares	3.74%	3.25%	4.74%
Service Shares	3.43%	2.95%	4.43%
Class R6 Shares[4]	3.65%	3.16%	4.61%
BBAB	2.17%	2.43%	4.27%
LCBFA	2.21%	2.60%	3.86%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class A Shares, the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550); for Class B Shares, the maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date; for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BBAB and the LCBFA have been adjusted to reflect reinvestments of dividends on securities in the index and the average.
2	The BBAB is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities. Effective August 24, 2016, the name changed from “Barclays U.S. Aggregate Bond Index” to “Bloomberg Barclays U.S. Aggregate Bond Index.” The index is not adjusted to reflect sales loads, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	Lipper figures represent the average of the total returns reported by all funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges. The Lipper figures in the Growth of $10,000 line graph are based on historical return information published by Lipper and reflect the return of the funds comprising the category in the year of publication. Because the funds designated by Lipper as falling into the category can change over time, the Lipper figures in the line graph may not match the Lipper figures in the Average Annual Total Returns table, which reflect the return of the funds that currently comprise the category.
4	The Fund's Class R6 Shares commenced operations on April 17, 2015. For the period prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund's Institutional Shares adjusted to reflect expenses of the Class R6 Shares for each year for which the gross expenses of Class R6 Shares would have exceeded the actual expenses paid by Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2016, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	46.8%
U.S. Treasury and Agency Securities	17.6%
Mortgage-Backed Securities[3]	17.3%
Trade Finance Agreements	4.5%
Commercial Mortgage-Backed Securities	3.7%
Asset-Backed Securities	2.5%
Collateralized Mortgage Obligations	1.6%
Floating Rate Loans	1.6%
Foreign Government Securities	1.5%
Agency Risk Transfer Security	0.4%
Municipal Securities	0.3%
Derivative Contracts[4]	(0.0)%
Other Security Types[5,6]	0.1%
Cash Equivalents[7]	6.8%
Other Assets and Liabilities—Net[8]	(4.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Represents less than 0.1%.
6	Other Security Types consist of common stocks and exchange-traded funds.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
November 30, 2016
Principal Amount or Shares			Value
		AGENCY RISK TRANSFER SECURITIES—0.4%
		Structured Product (ABS)—0.4%
$1,820,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M3, 5.084%, 2/25/2024	$1,940,194
2,730,000		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M3, 4.184%, 4/25/2024	2,781,466
6,000,000		Structured Agency Credit Risk Debt Note, Series 2014-DN1, Class M2, 2.784%, 2/25/2024	6,102,204
2,481,612		Structured Agency Credit Risk Debt Note, Series 2014-DN2, Class M2, 2.234%, 4/25/2024	2,493,137
6,480,000		Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 3.184%, 5/25/2024	6,276,221
9,620,000		Connecticut Avenue Securities, Series 2014-C03, Class 1M2, 3.584%, 7/25/2024	9,509,570
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $27,569,408)	29,102,792
		CORPORATE BONDS—37.3%
		Basic Industry - Chemicals—0.4%
2,653,000		Albemarle Corp., 4.15%, 12/1/2024	2,731,277
2,680,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	2,841,041
500,000		DuPont (E.I.) de Nemours & Co., 4.625%, 1/15/2020	534,980
3,670,000	[1,2]	Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	3,949,360
9,955,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	9,541,041
1,905,000		Valspar Corp., Sr. Unsecd. Note, 3.30%, 2/1/2025	1,829,389
2,875,000		Valspar Corp., Sr. Unsecd. Note, 4.40%, 2/1/2045	2,600,642
		TOTAL	24,027,730
		Basic Industry - Metals & Mining—1.2%
500,000		Alcoa, Inc., 5.87%, 2/23/2022	533,125
1,410,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	1,423,341
7,540,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	7,992,400
850,000		Alcoa, Inc., Sr. Unsecd. Note, 6.75%, 7/15/2018	907,375
7,500,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	7,509,375
1,200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 4.45%, 9/27/2020	1,233,000
4,580,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	4,143,251
3,000,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	3,308,391
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Basic Industry - Metals & Mining—continued
$1,530,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	$1,476,780
6,860,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	7,026,657
6,640,000	[1,2]	Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	6,898,960
4,380,000	[1,2]	Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	4,325,250
3,430,000	[1,2]	Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	3,486,139
2,290,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	2,499,675
7,750,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	7,807,644
3,091,000		Rio Tinto Finance USA Ltd., Company Guarantee, 9.00%, 5/1/2019	3,586,871
2,180,000		Southern Copper Corp., Note, 6.75%, 4/16/2040	2,266,993
2,200,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	2,178,266
3,330,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	3,339,927
9,860,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	10,875,314
		TOTAL	82,818,734
		Basic Industry - Paper—0.3%
3,050,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	2,854,562
7,500,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	6,865,005
3,550,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 3.25%, 3/15/2023	3,381,911
5,100,000		Plum Creek Timberlands LP, Sr. Unsecd. Note, 4.70%, 3/15/2021	5,413,313
95,000		Westvaco Corp., 7.65%, 3/15/2027	95,543
450,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	449,729
		TOTAL	19,060,063
		Capital Goods - Aerospace & Defense—0.6%
7,480,000	[1,2]	BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	7,640,775
5,500,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	5,428,500
4,397,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	4,605,857
3,500,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	3,587,500
3,970,000		Lockheed Martin Corp., Sr. Unsecd. Note, 2.90%, 3/1/2025	3,882,450
7,300,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	7,497,268
1,820,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	1,334,242
1,800,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	1,815,052
3,000,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	3,135,978
		TOTAL	38,927,622
		Capital Goods - Building Materials—0.3%
450,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	502,605
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Building Materials—continued
$2,400,000		Masco Corp., Sr. Unsecd. Note, 6.625%, 4/15/2018	$2,568,000
12,995,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	14,749,325
		TOTAL	17,819,930
		Capital Goods - Construction Machinery—0.1%
7,100,000		AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	7,596,822
69,000		Caterpillar, Inc., Deb., 5.30%, 9/15/2035	78,917
500,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 3/15/2022	503,393
		TOTAL	8,179,132
		Capital Goods - Diversified Manufacturing—0.7%
2,020,000		Avery Dennison Corp., Sr. Unsecd. Note, 5.375%, 4/15/2020	2,152,595
144,000		General Electric Capital Corp., Note, Series MTNA, 6.75%, 3/15/2032	189,936
350,000		General Electric Capital Corp., Series NOT2, 5.50%, 3/15/2023	396,694
221,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.10%, 1/9/2023	224,944
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 5.50%, 1/8/2020	159,019
917,000		General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 6.875%, 1/10/2039	1,277,825
2,520,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	2,778,265
544,000		General Electric Capital Corp., Sub. Note, 5.30%, 2/11/2021	604,281
400,000		General Electric Co., Sr. Unsecd. Note, 5.25%, 12/6/2017	416,289
3,550,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	3,559,202
2,000,000	[1,2]	Hutchison Whampoa International Ltd., Series 144A, 7.625%, 4/9/2019	2,251,586
3,190,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	3,092,469
9,260,000		Pentair Ltd., Company Guarantee, 5.00%, 5/15/2021	9,770,819
1,900,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	1,914,871
1,400,000		Thomas & Betts Corp., Sr. Unsecd. Note, 5.625%, 11/15/2021	1,568,984
7,900,000		Valmont Industries, Inc., 5.25%, 10/1/2054	6,876,436
2,674,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	2,970,913
6,365,000	[1,2]	Wabtec Corp., Sr. Unsecd. Note, Series 144A, 3.45%, 11/15/2026	6,129,005
1,565,000		Xylem, Inc., Sr. Unsecd. Note, 3.25%, 11/1/2026	1,515,513
2,280,000		Xylem, Inc., Sr. Unsecd. Note, 4.375%, 11/1/2046	2,188,476
		TOTAL	50,038,122
		Capital Goods - Packaging—0.1%
5,350,000		Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	5,673,391
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—0.8%
$8,625,000	[1,2]	CCO Safari II LLC, Term Loan - 1st Lien, Series 144A, 4.908%, 7/23/2025	$9,006,380
4,585,000	[1,2]	CCO Safari II LLC, Term Loan - 1st Lien, Series 144A, 6.484%, 10/23/2045	5,152,779
4,300,000		Comcast Corp., 3.375%, 2/15/2025	4,348,758
5,100,000		Comcast Corp., Company Guarantee, 5.70%, 5/15/2018	5,402,996
6,610,000	[1,2]	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	6,234,320
3,080,000		NBC Universal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	3,080,450
3,000,000		NBC Universal, Inc., Sr. Unsecd. Note, 5.95%, 4/1/2041	3,653,490
2,325,000		NBC Universal, Inc., Sr. Unsecd. Note, 6.40%, 4/30/2040	2,987,425
7,000,000		Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	6,989,353
7,000,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 4.00%, 9/1/2021	7,197,869
		TOTAL	54,053,820
		Communications - Media & Entertainment—1.8%
7,088,000		21st Century Fox America, Inc., 6.75%, 1/9/2038	8,400,265
600,000		21st Century Fox America, Inc., Sr. Note, 6.90%, 8/15/2039	758,941
15,000,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	14,979,900
5,200,000		CBS Corp., 4.90%, 8/15/2044	5,155,316
9,120,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	9,576,483
11,850,000		Grupo Televisa S.A., 6.625%, 3/18/2025	13,587,530
2,100,000		Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	1,771,871
5,370,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	5,400,002
10,000,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.75%, 2/15/2023	10,124,980
3,220,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	3,342,663
15,000,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	15,515,880
2,500,000	[1,2]	Pearson Funding Five PLC, Sr. Unsecd. Note, Series 144A, 3.25%, 5/8/2023	2,352,233
3,355,000		S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	3,457,468
6,250,000		S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	6,637,512
2,000,000		Time Warner, Inc., Company Guarantee, 6.10%, 7/15/2040	2,266,918
3,870,000		Viacom, Inc., Sr. Unsecd. Note, 2.20%, 4/1/2019	3,857,179
8,050,000		Viacom, Inc., Sr. Unsecd. Note, 3.45%, 10/4/2026	7,696,412
4,610,000		WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	4,654,150
1,700,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	1,807,710
		TOTAL	121,343,413
		Communications - Telecom Wireless—0.5%
4,375,000		American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	4,143,396
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Telecom Wireless—continued
$2,970,000		American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	$3,049,486
3,500,000		American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	3,770,081
8,620,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.70%, 6/15/2026	8,375,606
8,400,000		Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	8,644,835
2,370,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	2,563,340
5,500,000		TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	5,151,784
		TOTAL	35,698,528
		Communications - Telecom Wirelines—0.8%
2,500,000		AT&T, Inc., 5.60%, 5/15/2018	2,630,195
3,000,000		AT&T, Inc., Sr. Unsecd. Note, 3.40%, 5/15/2025	2,888,223
9,300,000		AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	8,735,909
5,800,000		AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	6,679,564
2,000,000	[1,2]	Qtel International Finance Ltd., Company Guarantee, Series 144A, 4.75%, 2/16/2021	2,155,250
5,240,000		Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	5,708,833
4,500,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 3.192%, 4/27/2018	4,569,998
5,000,000		Telefonica Emisiones SAU, Sr. Unsecd. Note, 4.57%, 4/27/2023	5,226,965
2,740,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	2,456,563
5,250,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	5,506,468
3,900,000		Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	4,320,022
5,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 6.55%, 9/15/2043	6,233,755
		TOTAL	57,111,745
		Consumer Cyclical - Automotive—1.2%
4,950,000	[1,2]	American Honda Finance Corp., Series 144A, 7.625%, 10/1/2018	5,471,824
5,000,000		American Honda Finance Corp., Unsecd. Deb., Series MTN, 2.25%, 8/15/2019	5,041,005
10,000,000	[1,2]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	9,830,450
2,400,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	3,627,043
5,050,000		Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	4,747,985
3,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	3,073,043
5,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.134%, 8/4/2025	4,952,250
2,680,000		Ford Motor Credit Co., Sr. Unsecd. Note, 4.25%, 9/20/2022	2,774,006
5,540,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	5,391,207
5,650,000		General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	5,365,754
2,790,000		General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	3,220,871
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.25%, 3/1/2026	5,230,270
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$3,400,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	$3,386,961
5,960,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 1.95%, 9/12/2017	5,983,208
13,830,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	14,111,261
		TOTAL	82,207,138
		Consumer Cyclical - Leisure—0.2%
12,000,000	[1]	Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	12,839,388
		Consumer Cyclical - Retailers—1.3%
5,000,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	5,172,375
3,070,000		AutoNation, Inc., Sr. Unsecd. Note, 3.35%, 1/15/2021	3,105,173
1,810,000		AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	1,816,558
3,870,000		AutoZone, Inc., Sr. Unsecd. Note, 1.30%, 1/13/2017	3,870,511
6,790,000		AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	6,533,935
7,000,000		CVS Health Corp., 2.75%, 12/1/2022	6,872,761
439,957	[1,2]	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	476,342
1,750,000		CVS Health Corp., Sr. Unsecd. Note, 2.80%, 7/20/2020	1,772,851
5,035,000		CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	5,167,884
1,760,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	1,933,356
4,670,000		Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	4,808,629
10,000,000		Home Depot, Inc., Sr. Unsecd. Note, 3.75%, 2/15/2024	10,521,370
2,540,000		O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	2,728,217
2,370,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.55%, 3/15/2026	2,360,039
6,150,000		Tiffany & Co., Sr. Unsecd. Note, 3.80%, 10/1/2024	6,125,437
4,500,000		Tiffany & Co., Sr. Unsecd. Note, 4.90%, 10/1/2044	4,155,669
8,345,000		Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	7,864,311
10,400,000		Wal-Mart Stores, Inc., 2.55%, 4/11/2023	10,302,375
		TOTAL	85,587,793
		Consumer Cyclical - Services—0.2%
5,000,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	4,951,650
2,100,000		Boston University, Series MTNA, 7.625%, 7/15/2097	2,644,818
2,340,000		University of Southern California, Sr. Unsecd. Note, 5.25%, 10/1/2111	2,666,512
3,300,000		Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	3,303,600
		TOTAL	13,566,580
		Consumer Non-Cyclical - Food/Beverage—1.4%
250,000		Anheuser-Busch Cos., Inc., Note, 5.00%, 3/1/2019	266,547
7,600,000		Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	7,651,057
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$3,375,000	[1,2]	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	$3,161,228
5,000,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	5,048,610
9,590,000	[1,2]	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	9,138,004
5,160,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	4,849,652
3,250,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	3,224,367
8,100,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	8,474,609
10,100,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	9,671,235
5,600,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	5,290,639
9,690,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	9,212,700
2,960,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	3,034,598
5,000,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	4,835,830
3,170,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 3.00%, 7/15/2026	2,987,712
6,945,000	[1,2]	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	6,697,063
6,100,000		PepsiCo, Inc., 2.75%, 4/30/2025	5,985,003
3,000,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.45%, 4/14/2046	3,155,181
150,000		Ralston Purina Co., Deb., 7.875%, 6/15/2025	190,987
200,000		Ralston Purina Co., Deb., 8.125%, 2/1/2023	248,585
250,000		The Coca-Cola Co., 1.65%, 3/14/2018	251,100
1,450,000		Tyson Foods, Inc., 5.15%, 8/15/2044	1,500,596
		TOTAL	94,875,303
		Consumer Non-Cyclical - Health Care—0.5%
3,035,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	3,060,779
4,750,000		Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	4,888,353
2,455,000	[1,2]	Bayer US Finance LLC, Sr. Unsecd. Note, Series 144A, 3.375%, 10/8/2024	2,432,154
6,170,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	6,193,459
1,690,000		Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	1,731,677
1,590,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	1,627,389
3,000,000		C.R. Bard, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2026	2,878,653
4,525,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	4,277,541
4,100,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 3.55%, 4/1/2025	4,008,197
6,200,000		Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 4.45%, 8/15/2045	5,850,047
		TOTAL	36,948,249
Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—0.9%
$4,050,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	$3,994,649
4,050,000	Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	4,093,189
7,120,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	7,607,535
3,425,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	3,483,362
2,475,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	2,554,306
6,000,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.70%, 4/1/2024	6,162,984
4,460,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 4.50%, 4/1/2021	4,816,920
1,000,000	Johnson & Johnson, 5.95%, 8/15/2037	1,321,221
500,000	Merck & Co., Inc., Sr. Unsecd. Note, 5.00%, 6/30/2019	541,050
1,900,000	Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 2.40%, 9/23/2021	1,838,123
5,160,000	Shire Acquisitions Investments Ireland Designated Activity Co., Sr. Unsecd. Note, 3.20%, 9/23/2026	4,844,755
5,000,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	4,805,035
5,560,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	5,152,975
7,000,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	6,083,259
	TOTAL	57,299,363
	Consumer Non-Cyclical - Products—0.3%
3,740,000	Hasbro, Inc., Sr. Unsecd. Note, 6.35%, 3/15/2040	4,339,784
1,840,000	Koninklijke Philips NV, 5.75%, 3/11/2018	1,930,031
11,910,000	Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.20%, 4/1/2026	12,409,553
500,000	Procter & Gamble Co., 2.30%, 2/6/2022	498,401
	TOTAL	19,177,769
	Consumer Non-Cyclical - Supermarkets—0.1%
3,000,000	Kroger Co., Bond, 6.90%, 4/15/2038	3,790,647
	Consumer Non-Cyclical - Tobacco—0.2%
1,939,000	Altria Group, Inc., 9.25%, 8/6/2019	2,302,020
5,335,000	Reynolds American, Inc., Sr. Unsecd. Note, 4.45%, 6/12/2025	5,653,894
5,450,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	6,462,147
	TOTAL	14,418,061
	Energy - Independent—0.9%
10,000,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	9,644,470
9,610,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	10,503,759
5,000,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	5,029,685
12,630,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	12,337,691
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$1,480,000		EOG Resources, Inc., Note, 5.625%, 6/1/2019	$1,600,502
5,000,000		EOG Resources, Inc., Sr. Unsecd. Note, 2.625%, 3/15/2023	4,837,525
5,710,000		Hess Corp., Sr. Unsecd. Note, 5.60%, 2/15/2041	5,291,366
14,150,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	13,167,664
610,000		XTO Energy, Inc., 6.75%, 8/1/2037	823,617
		TOTAL	63,236,279
		Energy - Integrated—1.1%
5,080,000		BP Capital Markets America, Inc., Company Guarantee, 4.20%, 6/15/2018	5,262,164
2,485,000		BP Capital Markets PLC, 3.119%, 5/4/2026	2,411,148
8,000,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	8,320,400
100,000		BP PLC, Deb., 8.75%, 3/1/2032	136,621
4,030,000	[1,2]	CNPC Hong Kong Overseas Capital Ltd., Company Guarantee, Series 144A, 5.95%, 4/28/2041	4,868,172
3,400,000		Chevron Corp., Sr. Unsecd. Note, 3.191%, 6/24/2023	3,465,994
4,000,000		Conoco, Inc., 7.25%, 10/15/2031	5,080,384
5,000,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	5,194,005
4,000,000		Petro-Canada, Sr. Unsecd. Note, 6.80%, 5/15/2038	4,979,960
7,800,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	6,895,200
1,400,000		Petroleos Mexicanos, 6.50%, 6/2/2041	1,239,420
14,260,000		Petroleos Mexicanos, Company Guarantee, 5.50%, 1/21/2021	14,500,281
5,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 1/23/2045	4,325,000
900,000		Shell International Finance B.V., 4.30%, 9/22/2019	955,312
3,770,000		Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	3,628,651
3,025,000		Shell International Finance B.V., Sr. Unsecd. Note, 4.00%, 5/10/2046	2,806,244
		TOTAL	74,068,956
		Energy - Midstream—0.8%
4,000,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	4,158,512
2,400,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	2,700,161
10,000,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	10,257,350
6,250,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.90%, 5/15/2046	6,090,544
1,110,000	[1,2]	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	1,190,465
7,210,000		Kinder Morgan Energy Partners LP, Note, 6.55%, 9/15/2040	7,556,448
400,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.30%, 9/15/2020	428,575
1,650,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	1,661,411
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Midstream—continued
$5,870,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	$6,028,948
500,000		Sunoco, Inc., 5.75%, 1/15/2017	502,250
3,850,000	[1,2]	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	3,737,268
2,760,000		Williams Partners LP, 5.25%, 3/15/2020	2,937,004
5,700,000		Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	5,483,269
1,330,000		Williams Partners LP, Sr. Unsecd. Note, 4.125%, 11/15/2020	1,361,309
		TOTAL	54,093,514
		Energy - Oil Field Services—0.5%
4,515,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	4,548,862
6,130,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	6,007,400
1,750,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	1,712,550
2,085,000		Noble Holding International Ltd., Company Guarantee, 4.90%, 8/1/2020	1,819,163
9,600,000	[1,2]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.00%, 12/21/2025	9,960,778
4,700,000		Schlumberger Investment SA, Sr. Unsecd. Note, 3.65%, 12/1/2023	4,878,468
250,000		Weatherford International Ltd., 5.125%, 9/15/2020	229,375
5,050,000		Weatherford International Ltd., 9.875%, 3/1/2039	4,923,750
2,910,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	2,175,225
		TOTAL	36,255,571
		Energy - Refining—0.4%
6,100,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	6,124,540
7,300,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 3.625%, 9/15/2024	7,017,622
10,200,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.75%, 9/15/2044	8,435,676
4,020,000		Valero Energy Corp., 7.50%, 4/15/2032	4,923,145
2,390,000		Valero Energy Corp., 9.375%, 3/15/2019	2,763,043
		TOTAL	29,264,026
		Financial Institution - Banking—6.4%
500,000		American Express Centurion Bank, Series BKN1, 6.00%, 9/13/2017	517,469
9,995,000		American Express Co., 2.65%, 12/2/2022	9,892,621
2,000,000		American Express Credit Corp., Series MTN, 1.55%, 9/22/2017	2,000,056
7,210,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	7,161,340
2,000,000		Bank of America Corp., Sr. Unsecd. Note, 5.75%, 12/1/2017	2,078,322
3,690,000		Bank of America Corp., Sr. Unsecd. Note, 5.875%, 1/5/2021	4,126,394
7,500,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.30%, 1/11/2023	7,515,750
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$6,000,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.50%, 4/19/2026	$5,940,354
10,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	9,571,880
3,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.00%, 4/1/2024	3,102,735
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.00%, 5/13/2021	5,435,330
500,000		Bank of America Corp., Sub. Note, 5.49%, 3/15/2019	531,958
3,500,000		Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	3,471,695
3,850,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 1.45%, 4/9/2018	3,844,695
6,840,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	6,898,947
1,740,000		Bank of New York Mellon Corp., Sub. Note, Series MTN, 3.00%, 10/30/2028	1,651,629
16,230,000	[3]	Bear Stearns Cos., Inc., Sr. Unsecd. Note, 7.25%, 2/1/2018	17,240,886
10,250,000		Branch Banking & Trust Co., Sub. Note, 3.80%, 10/30/2026	10,581,321
4,200,000		Capital One Bank, Series BNKT, 2.95%, 7/23/2021	4,233,214
2,800,000		Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	2,806,107
2,100,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	2,085,754
4,280,000		Capital One Financial Corp., Sr. Sub. Note, 4.20%, 10/29/2025	4,288,059
7,940,000		Citigroup, Inc., 4.125%, 7/25/2028	7,810,991
3,000,000		Citigroup, Inc., Sr. Unsecd. Note, 2.35%, 8/2/2021	2,944,398
7,000,000		Citigroup, Inc., Sr. Unsecd. Note, 3.30%, 4/27/2025	6,863,192
9,260,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	9,953,204
5,000,000		Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	4,965,810
13,600,000	[1,2]	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	13,688,223
2,850,000		City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	3,137,026
300,000		Comerica Bank, Sub. Note, 5.20%, 8/22/2017	307,481
6,770,000		Comerica, Inc., 3.80%, 7/22/2026	6,665,288
2,550,000		Comerica, Inc., Sr. Unsecd. Note, 2.125%, 5/23/2019	2,552,889
6,000,000		Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	5,961,930
6,980,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	6,617,166
500,000		Credit Suisse Group AG, Sub. Note, 5.40%, 1/14/2020	533,410
1,530,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.30%, 3/1/2019	1,539,869
7,845,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	7,943,062
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$4,060,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	$3,946,519
12,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	11,750,532
5,000,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	5,026,395
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	550,630
1,300,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,468,836
2,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 2/15/2033	2,994,110
5,500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series GMTN, 5.375%, 3/15/2020	5,978,808
10,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 3.90%, 5/25/2026	9,952,860
7,000,000		HSBC Holdings PLC, Sr. Unsecd. Note, 4.00%, 3/30/2022	7,244,461
4,680,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.10%, 4/5/2021	5,053,300
4,085,000		HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	4,081,810
9,500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.625%, 9/24/2018	9,608,005
8,500,000		Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	8,513,234
3,500,000		JPMorgan Chase & Co., 3.25%, 9/23/2022	3,543,214
3,000,000		JPMorgan Chase & Co., Series MTN, 3.464%, 2/25/2021	3,004,200
10,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	10,784,120
4,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	3,996,236
10,000,000		JPMorgan Chase & Co., Sub. Note, 4.25%, 10/1/2027	10,304,020
4,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.25%, 5/6/2019	4,137,169
9,125,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	9,234,208
5,000,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.25%, 7/25/2019	5,038,430
2,185,000		Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.571%, 12/1/2021	2,145,124
500,000		Merrill Lynch & Co., Inc., Sr. Unsecd. Note, Series GMTN, 6.40%, 8/28/2017	517,629
1,000,000		Merrill Lynch & Co., Inc., Sub. Note, 5.70%, 5/2/2017	1,017,245
4,730,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 7/24/2042	6,083,622
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,644,601
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/28/2021	556,421
2,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.063%, 5/17/2023	2,017,500
10,000,000		Morgan Stanley, Sub. Note, 3.95%, 4/23/2027	9,904,200
5,000,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	5,346,180
6,300,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	6,459,919
2,000,000		PNC Bank, N.A., Sub. Note, Series BKNT, 6.00%, 12/7/2017	2,084,664
2,000,000		PNC Funding Corp., Sr. Unsecd. Note, 6.70%, 6/10/2019	2,231,132
500,000	[1,2]	PNC Preferred Funding LLC, Jr. Sub. Note, 2.50%, 3/29/2049	481,250
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$486,117	[1,4,5]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	$221,946
9,410,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	9,577,526
3,000,000		State Street Corp., Sr. Unsecd. Note, 3.55%, 8/18/2025	3,081,825
3,310,000		SunTrust Bank, Sub. Note, 3.30%, 5/15/2026	3,205,672
4,160,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	4,199,025
3,850,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	3,904,023
500,000		SunTrust Banks, Inc., Sub. Note, 6.00%, 2/15/2026	566,486
500,000		Wachovia Corp., Sr. Note, 5.75%, 6/15/2017	511,514
6,990,000		Wachovia Corp., Sr. Unsecd. Note, Series MTN, 5.75%, 2/1/2018	7,308,695
8,400,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.00%, 10/23/2026	8,026,586
1,225,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.625%, 12/11/2017	1,274,973
6,820,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.90%, 11/17/2045	7,081,642
5,400,000		Westpac Banking Corp., Sr. Unsecd. Note, 4.875%, 11/19/2019	5,805,918
8,780,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	9,490,952
		TOTAL	427,417,822
		Financial Institution - Broker/Asset Mgr/Exchange—1.2%
7,925,000	[1,2]	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	8,735,434
2,645,000	[1,2]	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	3,380,030
6,740,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 5.35%, 11/15/2021	7,479,755
2,300,000	[1,2]	FMR LLC, Sr. Unsecd. Note, Series 144A, 7.49%, 6/15/2019	2,579,381
2,810,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	2,850,560
2,810,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	2,905,236
1,190,000		Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	1,356,471
9,040,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.50%, 7/15/2019	10,286,291
4,260,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 5.625%, 4/1/2024	4,691,777
7,560,000		Raymond James Financial, Inc., Sr. Unsecd. Note, 8.60%, 8/15/2019	8,706,413
3,580,000		Stifel Financial Corp., 4.25%, 7/18/2024	3,549,352
4,890,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	4,914,538
12,000,000		TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.625%, 4/1/2025	12,212,316
5,085,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	5,148,776
		TOTAL	78,796,330
		Financial Institution - Finance Companies—0.8%
6,170,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	6,262,550
3,600,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	3,602,185
1,235,000		Discover Bank, Sub., Series BKNT, 8.70%, 11/18/2019	1,418,294
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Finance Companies—continued
$3,140,000		Discover Financial Services, 5.20%, 4/27/2022	$3,387,872
3,975,000		Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	4,027,657
9,147,000		GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	9,144,786
573,000		GE Capital International Funding Co., Sr. Unsecd. Note, 3.373%, 11/15/2025	580,243
3,753,000		GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	3,906,764
9,709,000		HSBC Finance Corp., Sr. Sub. Note, 6.676%, 1/15/2021	10,912,139
7,520,000	[1,2]	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	8,170,405
743,000		Susa Partnership LP, Deb., 7.50%, 12/1/2027	976,875
		TOTAL	52,389,770
		Financial Institution - Insurance - Health—0.4%
10,075,000		Aetna, Inc., Sr. Unsecd. Note, 3.20%, 6/15/2026	9,881,963
1,000,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	1,014,493
6,705,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	6,963,491
2,295,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2045	2,513,962
4,795,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	5,041,506
		TOTAL	25,415,415
		Financial Institution - Insurance - Life—1.4%
3,600,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	5,022,720
10,000,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	10,352,810
1,000,000		American International Group, Inc., 4.50%, 7/16/2044	976,279
2,600,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	2,706,696
7,780,000		Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	9,591,908
2,650,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 5.375%, 12/1/2041	2,943,177
16,522,000	[1,2]	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	24,457,632
2,200,000		MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	3,437,500
300,000		MetLife, Inc., Sr. Unsecd. Note, 4.75%, 2/8/2021	327,325
500,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	541,479
11,450,000	[1,2]	Northwestern Mutual Life Insurance Co., Sub. Note, Series 144A, 6.063%, 3/30/2040	14,016,094
3,000,000	[1,2]	Pacific LifeCorp., Bond, Series 144A, 6.60%, 9/15/2033	3,604,605
2,070,000	[1,2]	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	2,578,784
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—continued
$5,450,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	$5,243,788
2,190,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	2,227,797
3,000,000		Prudential Financial, Inc., Series MTN, 5.10%, 8/15/2043	3,276,768
1,050,000		Prudential Financial, Inc., Series MTN, 6.625%, 12/1/2037	1,322,748
430,000		Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	484,355
2,050,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.20%, 11/15/2040	2,466,732
		TOTAL	95,579,197
		Financial Institution - Insurance - P&C—0.9%
4,350,000		ACE INA Holdings, Inc., 3.35%, 5/3/2026	4,376,374
490,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	494,589
3,700,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	3,772,176
1,000,000		Assured Guaranty US Holding, Inc., 7.00%, 6/1/2034	1,099,937
3,500,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2026	3,468,308
3,700,000		CNA Financial Corp., Sr. Unsecd. Note, 5.75%, 8/15/2021	4,138,054
7,620,000		CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	8,436,018
3,770,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	4,297,751
1,000,000		Cincinnati Financial Corp., 6.92%, 5/15/2028	1,248,979
2,500,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	3,000,810
3,615,000	[1,2]	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	3,949,782
5,350,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	5,804,648
5,000,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	5,257,575
6,600,000	[1,2]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	9,911,880
		TOTAL	59,256,881
		Financial Institution - REIT - Apartment—0.4%
3,745,000		Mid-America Apartment Communities LP, 4.00%, 11/15/2025	3,796,550
10,100,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	10,157,600
3,910,000		Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	3,876,359
2,100,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	2,258,489
9,900,000		UDR, Inc., Series MTN, 3.75%, 7/1/2024	10,063,429
		TOTAL	30,152,427
		Financial Institution - REIT - Healthcare—0.4%
3,000,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.00%, 6/1/2025	3,068,610
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—continued
$3,400,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	$3,532,304
2,640,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.95%, 1/15/2021	2,851,126
5,350,000		Health Care REIT, Inc., Sr. Unsecd. Note, 6.125%, 4/15/2020	5,947,017
8,260,000		Healthcare Trust of America, 3.70%, 4/15/2023	8,258,456
		TOTAL	23,657,513
		Financial Institution - REIT - Office—0.3%
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	3,044,727
2,220,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	2,213,087
3,000,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	3,183,246
4,000,000		Boston Properties LP, Sr. Unsecd. Note, 3.85%, 2/1/2023	4,111,028
5,250,000		Boston Properties LP, Sr. Unsecd. Note, 5.875%, 10/15/2019	5,748,692
300,000		HRPT Properties Trust, Sr. Unsecd. Note, 6.25%, 6/15/2017	300,365
		TOTAL	18,601,145
		Financial Institution - REIT - Other—0.6%
4,610,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.00%, 6/15/2025	4,538,992
2,660,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series F, 4.50%, 2/1/2026	2,681,533
5,000,000		Liberty Property LP, Sr. Unsecd. Note, 4.125%, 6/15/2022	5,193,120
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	5,156,685
5,000,000		ProLogis LP, Sr. Unsecd. Note, 3.75%, 11/1/2025	5,148,010
4,000,000		ProLogis LP, Sr. Unsecd. Note, 4.25%, 8/15/2023	4,258,952
10,000,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	10,082,360
		TOTAL	37,059,652
		Financial Institution - REIT - Retail—0.4%
7,000,000		Equity One, Inc., Sr. Unsecd. Note, 3.75%, 11/15/2022	7,174,391
8,810,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	8,192,630
1,530,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	1,554,982
2,000,000		Simon Property Group LP, Sr. Unsecd. Note, 5.65%, 2/1/2020	2,196,022
3,910,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	3,685,273
2,590,000		Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	2,635,045
4,140,000		Tanger Properties LP, Sr. Unsecd. Note, 6.125%, 6/1/2020	4,599,871
		TOTAL	30,038,214
		Municipal Services—0.0%
782,533	[1,2]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	859,862
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Municipal Services—continued
$1,500,000	[1,2]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/1/2050	$1,607,445
		TOTAL	2,467,307
		Sovereign—0.2%
3,900,000		Corp Andina De Fomento, Note, 8.125%, 6/4/2019	4,445,649
1,875,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	2,009,663
3,700,000		Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	4,846,382
		TOTAL	11,301,694
		Technology—2.2%
5,605,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	5,596,677
7,000,000		Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	6,825,329
9,600,000		Apple, Inc., Sr. Unsecd. Note, 4.45%, 5/6/2044	9,715,286
1,970,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	2,027,589
6,800,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	6,983,702
2,110,000		BMC Software, Inc., 7.25%, 6/1/2018	2,133,738
250,000		Corning, Inc., 4.25%, 8/15/2020	263,154
1,950,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 4.42%, 6/15/2021	2,007,665
7,580,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Term Loan - 1st Lien, Series 144A, 6.02%, 6/15/2026	7,951,049
4,350,000		Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	4,270,421
5,750,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.50%, 4/15/2023	5,817,931
2,530,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 6/5/2024	2,579,525
4,980,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 5.00%, 10/15/2025	5,395,312
1,975,000		Flextronics International Ltd., Sr. Unsecd. Note, 4.75%, 6/15/2025	2,078,500
8,470,000	[1,2]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/15/2020	8,716,629
400,000		IBM Corp., 1.875%, 5/15/2019	401,750
3,485,000		Ingram Micro, Inc., Sr. Unsecd. Note, 4.95%, 12/15/2024	3,426,062
4,850,000		Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	4,900,425
6,000,000		Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	6,317,874
3,895,000		Intel Corp., Sr. Unsecd. Note, 4.90%, 7/29/2045	4,321,857
11,630,000		Keysight Technologies, Inc., 4.55%, 10/30/2024	11,484,695
2,546,000		Microsoft Corp., 3.50%, 11/15/2042	2,308,384
2,650,000		Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	2,512,298
7,420,000		Microsoft Corp., Sr. Unsecd. Note, 3.95%, 8/8/2056	6,895,413
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$4,890,000	[1,2]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	$4,810,366
7,000,000		Oracle Corp., 6.50%, 4/15/2038	9,138,528
500,000		Oracle Corp., Sr. Unsecd. Note, 5.75%, 4/15/2018	529,222
2,100,000		SAIC, Inc., Company Guarantee, Series 1, 5.95%, 12/1/2040	1,987,721
1,970,000		Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	2,095,387
1,750,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	1,814,780
4,730,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	4,971,977
8,000,000		Verisk Analytics, Inc., Unsecd. Note, 4.00%, 6/15/2025	8,143,416
		TOTAL	148,422,662
		Transportation - Airlines—0.2%
192,458		Continental Airlines, Inc., Equip. Trust, Series 991A, 6.545%, 2/2/2019	203,044
10,655,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.125%, 3/1/2017	10,759,408
		TOTAL	10,962,452
		Transportation - Railroads—0.5%
1,898,000		Burlington Northern Santa Fe Corp., 3.05%, 9/1/2022	1,941,144
9,840,000		Burlington Northern Santa Fe Corp., Deb., 5.75%, 5/1/2040	11,818,066
1,180,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 3.45%, 9/15/2021	1,232,518
1,368,000		CSX Transportation, Inc., Sr. Unsecd. Note, 9.75%, 6/15/2020	1,683,632
5,000,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.90%, 2/1/2025	4,892,890
1,850,000		Canadian Pacific Railway Co., 7.125%, 10/15/2031	2,452,669
5,925,000		Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	5,774,274
1,425,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/1/2055	1,308,127
		TOTAL	31,103,320
		Transportation - Services—0.5%
2,690,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Note, Series 144A, 5.25%, 10/1/2020	2,924,756
1,800,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	1,807,092
6,325,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	6,919,436
16,750,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/1/2022	16,928,488
3,125,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.25%, 9/1/2021	3,055,935
2,940,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.45%, 11/15/2021	3,021,547
		TOTAL	34,657,254
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—2.3%
$3,150,000	[1,2]	AEP Texas Central Co., Sr. Unsecd. Note, Series 144A, 3.85%, 10/1/2025	$3,243,968
2,960,000		Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	2,981,874
2,125,000		American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	2,149,159
3,760,000		Berkshire Hathaway Energy Co., 3.50%, 2/1/2025	3,827,973
850,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	941,394
1,600,000		Consolidated Edison Co., 4.625%, 12/1/2054	1,669,576
6,120,000		Consolidated Edison Co., Sr. Unsecd. Note, 6.65%, 4/1/2019	6,771,627
7,020,000		Duke Energy Corp., Sr. Unsecd. Note, 3.75%, 9/1/2046	6,235,929
2,775,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	3,570,221
427,000		Duke Energy Indiana, Inc., Sr. Deb., 6.12%, 10/15/2035	516,328
11,100,000	[1,2]	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 12/29/2049	10,586,625
5,885,000	[1,2]	Electricite de France SA, Note, Series 144A, 5.60%, 1/27/2040	6,351,480
3,940,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 3.55%, 6/15/2026	3,873,493
5,600,000	[1,2]	Emera US Finance LP, Sr. Unsecd. Note, Series 144A, 4.75%, 6/15/2046	5,525,845
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	250,000
513,000		Entergy Louisiana LLC, 1st Mtg. Bond, 5.40%, 11/1/2024	587,690
7,100,000		Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	7,287,248
4,012,000		Exelon Corp., Sr. Unsecd. Note, 4.45%, 4/15/2046	3,894,043
9,760,000	[1,2]	Fortis, Inc., Sr. Unsecd. Note, Series 144A, 3.055%, 10/4/2026	9,157,525
243,840	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	247,742
5,400,000		Gulf Power Co., 4.55%, 10/1/2044	5,276,691
2,960,000		Kansas City Power and Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	2,961,477
1,325,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	1,615,122
1,060,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	1,107,896
8,040,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, 4/20/2046	8,478,920
6,308,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 10.375%, 11/1/2018	7,320,081
5,600,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.40%, 9/15/2019	5,644,475
2,000,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	2,040,876
860,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	900,082
Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$250,000		Northern States Power Co., MN, 7.125%, 7/1/2025	$323,973
1,390,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	1,443,143
2,412,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	2,561,211
5,900,000	[1,2]	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	6,382,543
500,000		Public Service Co., CO, 1st Mtg. Bond, 5.125%, 6/1/2019	540,469
8,300,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	8,062,437
500,000		South Carolina Electric and Gas, 1st Mtg. Bond, 6.50%, 11/1/2018	544,405
7,550,000		Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	7,345,984
1,500,000		Southwestern Electric Power Co., Sr. Unsecd. Note, 6.20%, 3/15/2040	1,809,053
5,290,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	5,532,827
5,700,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	5,808,522
		TOTAL	155,369,927
		Utility - Natural Gas—0.6%
500,000		ANR Pipeline Co., Sr. Deb., 9.625%, 11/1/2021	652,964
1,290,000		Atmos Energy Corp., 8.50%, 3/15/2019	1,474,313
10,225,000		Atmos Energy Corp., Sr. Unsecd. Note, 4.125%, 10/15/2044	9,993,485
2,930,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	2,847,427
3,750,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	3,797,040
3,815,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	3,675,291
5,680,000		National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	5,966,351
5,300,000		Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	5,377,094
1,160,000		Sempra Energy, Sr. Unsecd. Note, 6.00%, 10/15/2039	1,373,454
3,000,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	3,494,016
2,380,000	[1,2]	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	2,242,479
		TOTAL	40,893,914
		Utility - Natural Gas Distributor—0.0%
1,765,000		Southern Co. Gas Capital, Sr. Unsecd. Note, 3.95%, 10/1/2046	1,621,382
		TOTAL CORPORATE BONDS (IDENTIFIED COST $2,450,074,212)	2,507,545,145
		ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
8,890		FNMA ARM 681769, 2.424%, 1/1/2033	9,286
		Government National Mortgage Association—0.0%
674		GNMA2 ARM 8717, 2.00%, 10/20/2025	689
Annual Shareholder Report

Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—continued
		Government National Mortgage Association—continued
$1,916		GNMA2 ARM 80201, 30 Year, 2.125%, 5/20/2028	$1,962
		TOTAL	2,651
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $11,841)	11,937
		ASSET-BACKED SECURITIES—0.3%
		Auto Receivables—0.2%
6,450,000	[1,2]	Chesapeake Funding II LLC 2016-2A, Class A2, 1.538%, 6/15/2028	6,479,604
2,520,000	[1,2]	Drive Auto Receivables Trust 2016-BA, Class B, 2.56%, 6/15/2020	2,533,715
1,196,162		Santander Drive Auto Receivables Trust 2013-3, Class C, 1.81%, 4/15/2019	1,197,399
4,000,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	4,044,997
		TOTAL	14,255,715
		Financial Institution - Finance Companies—0.0%
114,775		Countrywide Home Loan, Inc., Class 2A1, 6.00%, 2/25/2037	85,521
		Student Loans—0.1%
6,000,000	[1,2]	SLMA 2013-B, Class A2B, 1.638%, 6/17/2030	6,015,097
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $20,280,802)	20,356,333
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.1%
		Agency Commercial Mortgage-Backed Securities—0.3%
8,200,000	[1,2]	FREMF Mortgage Trust 2013-K25, Class B, 3.743%, 11/25/2045	8,360,631
11,890,000	[1,2]	FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	11,473,698
		TOTAL	19,834,329
		Commercial Mortgage—1.8%
7,700,000		Banc of America Commercial Mortgage, Inc. 2007-4, Class AM, 6.007%, 2/10/2051	7,860,517
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 8/10/2049	2,502,555
10,800,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class AS, 3.422%, 4/10/2046	11,017,776
10,000,000		Citigroup Commercial Mortgage Trust 2015-GC33, Class AS, 4.114%, 9/10/2058	10,503,991
5,200,000		Commercial Mortgage Trust 2014-LC17, Class B, 4.49%, 10/10/2047	5,445,048
3,800,000		Commercial Mortgage Trust 2015-DC1, Class AM, 3.724%, 2/10/2048	3,829,853
1,500,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 5/10/2049	1,512,917
4,650,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.89%, 9/10/2049	4,544,891
Annual Shareholder Report

Principal Amount or Shares		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
	Commercial Mortgage—continued
$8,030,000	GS Mortgage Securities Trust 2014-GC24, Class B, 4.641%, 9/10/2047	$8,451,512
5,500,000	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class AS, 3.532%, 10/15/2048	5,531,878
14,400,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	14,351,628
16,800,000	Morgan Stanley Capital I 2007-IQ16, Class AM, 6.256%, 12/12/2049	17,280,774
9,350,000	Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.351%, 12/15/2049	9,629,752
4,200,000	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class AS, 3.469%, 4/10/2046	4,299,400
8,000,000	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A4, 4.218%, 7/15/2046	8,658,105
8,000,000	WF-RBS Commercial Mortgage Trust 2014-C25, Class AS, 3.984%, 11/15/2047	8,356,740
	TOTAL	123,777,337
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $143,664,250)	143,611,666
	U.S. TREASURY—17.0%
	U.S. Treasury Bonds—5.7%
75,520,000	United States Treasury Bond, 2.25%, 8/15/2046	63,669,356
42,510,000	United States Treasury Bond, 2.50%, 2/15/2045	38,045,426
31,350,000	United States Treasury Bond, 2.50%, 5/15/2046	27,955,805
119,800,000	United States Treasury Bond, 2.75%, 8/15/2042	113,886,468
2,380,000	United States Treasury Bond, 2.875%, 8/15/2045	2,300,570
2,000,000	United States Treasury Bond, 3.00%, 5/15/2042	1,994,065
52,000,000	United States Treasury Bond, 3.00%, 11/15/2044	51,618,356
17,250,000	United States Treasury Bond, 3.00%, 11/15/2045	17,088,418
44,950,000	United States Treasury Bond, 3.125%, 8/15/2044	45,725,262
2,500,000	United States Treasury Bond, 3.50%, 2/15/2039	2,749,121
1,200,000	United States Treasury Bond, 4.25%, 5/15/2039	1,465,102
7,700,000	United States Treasury Bond, 4.50%, 2/15/2036	9,785,330
5,000,000	United States Treasury Bond, 5.25%, 11/15/2028	6,404,004
4,000,000	United States Treasury Bond, 7.125%, 2/15/2023	5,177,812
	TOTAL	387,865,095
	U.S. Treasury Notes—11.3%
11,030,309	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	11,127,686
13,437,056	U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2022	13,486,920
42,664,000	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	42,756,077
Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. TREASURY—continued
		U.S. Treasury Notes—continued
$62,077,200		U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	$63,300,971
26,504,293		U.S. Treasury Inflation-Protected Note, Series D-2023, 0.375%, 7/15/2023	26,807,963
2,236,718		U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	2,201,538
47,391,500	[6]	U.S. Treasury Inflation-Protected Note, Series X-2019, 0.125%, 4/15/2019	47,865,879
10,650,000		United States Treasury Note, 0.75%, 9/30/2018	10,581,773
7,500,000		United States Treasury Note, 0.75%, 7/15/2019	7,391,879
25,000,000		United States Treasury Note, 0.75%, 8/15/2019	24,611,658
3,000,000		United States Treasury Note, 0.875%, 9/15/2019	2,960,768
200,000,000		United States Treasury Note, 1.00%, 10/15/2019	197,832,900
12,500,000		United States Treasury Note, 1.125%, 6/30/2021	12,109,566
3,500,000		United States Treasury Note, 1.125%, 8/31/2021	3,385,487
4,590,000		United States Treasury Note, 1.375%, 9/30/2020	4,539,583
20,260,000		United States Treasury Note, 1.375%, 8/31/2023	19,241,534
500,000		United States Treasury Note, 1.50%, 1/31/2022	489,290
35,500,000		United States Treasury Note, 1.50%, 8/15/2026	32,749,137
12,300,000		United States Treasury Note, 1.625%, 7/31/2020	12,297,608
3,000,000		United States Treasury Note, 1.625%, 8/15/2022	2,936,121
20,300,000		United States Treasury Note, 1.625%, 11/15/2022	19,781,016
7,340,000		United States Treasury Note, 1.625%, 2/15/2026	6,878,717
7,600,000		United States Treasury Note, 1.625%, 5/15/2026	7,107,411
7,300,000		United States Treasury Note, 1.75%, 10/31/2020	7,319,996
5,900,000		United States Treasury Note, 1.75%, 3/31/2022	5,831,568
14,700,000		United States Treasury Note, 1.75%, 4/30/2022	14,532,120
2,360,000		United States Treasury Note, 1.75%, 9/30/2022	2,320,186
31,200,000		United States Treasury Note, 1.75%, 1/31/2023	30,548,597
24,900,000		United States Treasury Note, 2.00%, 11/30/2020	25,156,776
18,400,000		United States Treasury Note, 2.00%, 11/30/2022	18,311,610
4,900,000		United States Treasury Note, 2.00%, 2/15/2025	4,782,402
4,350,000		United States Treasury Note, 2.00%, 8/15/2025	4,225,789
18,655,000		United States Treasury Note, 2.125%, 8/31/2020	18,973,144
5,000,000		United States Treasury Note, 2.125%, 6/30/2021	5,063,330
7,320,000		United States Treasury Note, 2.125%, 5/15/2025	7,194,275
3,265,000		United States Treasury Note, 2.25%, 11/15/2025	3,232,953
35,840,000		United States Treasury Note, 2.375%, 8/15/2024	36,110,330
Annual Shareholder Report

Principal Amount or Shares		Value
	U.S. TREASURY—continued
	U.S. Treasury Notes—continued
$1,800,000	United States Treasury Note, 2.50%, 5/15/2024	$1,832,510
	TOTAL	757,877,068
	TOTAL U.S. TREASURY (IDENTIFIED COST $1,166,977,858)	1,145,742,163
	MORTGAGE-BACKED SECURITIES—0.1%
	Federal Home Loan Mortgage Corporation—0.0%
8,641	Federal Home Loan Mortgage Corp., Pool A53146, 5.50%, 10/1/2036	9,835
5,021	Federal Home Loan Mortgage Corp., Pool A69436, 6.00%, 12/1/2037	5,690
4,659	Federal Home Loan Mortgage Corp., Pool E01157, 6.00%, 6/1/2017	4,704
841	Federal Home Loan Mortgage Corp., Pool E90152, 6.00%, 6/1/2017	851
18,382	Federal Home Loan Mortgage Corp., Pool G02562, 6.00%, 1/1/2037	20,829
138,361	Federal Home Loan Mortgage Corp., Pool J05518, 5.50%, 9/1/2022	148,077
143,953	Federal Home Loan Mortgage Corp., Pool J08160, 5.00%, 12/1/2022	152,804
	TOTAL	342,790
	Federal National Mortgage Association—0.0%
9,566	Federal National Mortgage Association, Pool 252717, 7.50%, 9/1/2029	11,320
27,786	Federal National Mortgage Association, Pool 253299, 7.00%, 4/1/2020	29,706
5,762	Federal National Mortgage Association, Pool 254403, 6.00%, 8/1/2017	5,828
44,623	Federal National Mortgage Association, Pool 257306, 5.50%, 8/1/2038	50,216
20,812	Federal National Mortgage Association, Pool 720673, 5.00%, 6/1/2018	21,281
32,901	Federal National Mortgage Association, Pool 906224, 5.50%, 1/1/2037	37,483
	TOTAL	155,834
	Government National Mortgage Association—0.1%
6,169	Government National Mortgage Association, Pool 1512, 7.50%, 12/20/2023	7,000
3,702	Government National Mortgage Association, Pool 2630, 6.50%, 8/20/2028	4,243
3,735	Government National Mortgage Association, Pool 2631, 7.00%, 8/20/2028	4,338
8,321	Government National Mortgage Association, Pool 2658, 6.50%, 10/20/2028	9,552
7,986	Government National Mortgage Association, Pool 2698, 5.50%, 1/20/2029	8,892
11,018	Government National Mortgage Association, Pool 2701, 6.50%, 1/20/2029	12,648
208	Government National Mortgage Association, Pool 271741, 9.00%, 3/15/2020	223
3,917	Government National Mortgage Association, Pool 2796, 7.00%, 8/20/2029	4,563
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$750	Government National Mortgage Association, Pool 3039, 6.50%, 2/20/2031	$863
11,119	Government National Mortgage Association, Pool 3188, 6.50%, 1/20/2032	12,844
6,848	Government National Mortgage Association, Pool 3239, 6.50%, 5/20/2032	8,058
6,656	Government National Mortgage Association, Pool 3261, 6.50%, 7/20/2032	7,711
52,111	Government National Mortgage Association, Pool 3320, 5.50%, 12/20/2032	58,676
38,425	Government National Mortgage Association, Pool 3333, 5.50%, 1/20/2033	43,273
12,247	Government National Mortgage Association, Pool 3375, 5.50%, 4/20/2033	13,797
57,739	Government National Mortgage Association, Pool 3390, 5.50%, 5/20/2033	65,068
69,679	Government National Mortgage Association, Pool 3403, 5.50%, 6/20/2033	78,536
36,669	Government National Mortgage Association, Pool 345128, 6.50%, 1/15/2024	40,852
83,263	Government National Mortgage Association, Pool 3458, 5.00%, 10/20/2033	92,063
35,502	Government National Mortgage Association, Pool 3499, 5.00%, 1/20/2034	39,258
31,806	Government National Mortgage Association, Pool 3556, 5.50%, 5/20/2034	35,837
78,416	Government National Mortgage Association, Pool 3623, 5.00%, 10/20/2034	86,848
18,313	Government National Mortgage Association, Pool 372962, 7.00%, 3/15/2024	20,660
9,978	Government National Mortgage Association, Pool 373015, 8.00%, 6/15/2024	11,514
8,966	Government National Mortgage Association, Pool 412615, 7.50%, 6/15/2026	10,414
432	Government National Mortgage Association, Pool 432701, 8.00%, 6/15/2026	500
414	Government National Mortgage Association, Pool 433505, 7.50%, 4/15/2027	482
2,191	Government National Mortgage Association, Pool 444274, 7.50%, 1/15/2027	2,562
109	Government National Mortgage Association, Pool 446820, 8.00%, 8/15/2027	130
Annual Shareholder Report

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$89,487	Government National Mortgage Association, Pool 456873, 6.50%, 5/15/2028	$102,640
1,886	Government National Mortgage Association, Pool 460881, 7.00%, 7/15/2028	2,186
1,653	Government National Mortgage Association, Pool 468225, 6.50%, 9/15/2028	1,869
19,149	Government National Mortgage Association, Pool 510534, 7.50%, 10/15/2029	22,799
53,635	Government National Mortgage Association, Pool 510559, 7.00%, 10/15/2029	62,729
424	Government National Mortgage Association, Pool 571225, 6.50%, 10/15/2031	490
79,585	Government National Mortgage Association, Pool 615490, 4.50%, 8/15/2033	86,833
62,529	Government National Mortgage Association, Pool 643816, 6.00%, 7/15/2025	70,172
810,382	Government National Mortgage Association, Pool 644568, 5.50%, 8/15/2035	930,787
68,882	Government National Mortgage Association, Pool 683937, 6.00%, 2/15/2023	74,616
213,124	Government National Mortgage Association, Pool 689593, 6.00%, 7/15/2023	232,301
19,491	Government National Mortgage Association, Pool 704189, 5.50%, 1/15/2039	22,087
23,272	Government National Mortgage Association, Pool 780626, 7.00%, 8/15/2027	26,710
21,869	Government National Mortgage Association, Pool 782604, 5.50%, 3/15/2039	25,178
	TOTAL	2,342,802
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,538,247)	2,841,426
	MUNICIPAL BONDS—0.3%
	Municipal Services—0.3%
9,840,000	Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.72%, 12/1/2038	11,856,806
10,000,000	Illinois State Sales Tax, Build Illinois Sales Tax Revenue Bonds (Taxable Series of May 2013), 3.35%, 6/15/2028	9,698,000
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $20,038,911)	21,554,806
Annual Shareholder Report

Principal Amount or Shares		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.2%
	Commercial Mortgage—0.0%
$78,746	TIAA Seasoned Commercial Mortgage Trust 2007-C4, Class AJ, 5.483%, 8/15/2039	$79,075
	Federal Home Loan Mortgage Corporation—0.1%
1,431,132	Federal Home Loan Mortgage Corp. REMIC 2780 Class TG, 5.00%, 4/15/2034	1,558,247
232,458	Federal Home Loan Mortgage Corp. REMIC 2922 Class QE, 5.00%, 5/15/2034	238,812
249,590	Federal Home Loan Mortgage Corp. REMIC 3051 Class MY, 5.50%, 10/15/2025	268,625
1,157,585	Federal Home Loan Mortgage Corp. REMIC 3113 Class QE, 5.00%, 2/15/2036	1,257,782
	TOTAL	3,323,466
	Federal National Mortgage Association—0.0%
452	Federal National Mortgage Association REMIC 1988-16 Class B, 9.50%, 6/25/2018	463
534	Federal National Mortgage Association REMIC 1989-35 Class G, 9.50%, 7/25/2019	565
80,351	Federal National Mortgage Association REMIC 2003-112 Class AN, 4.00%, 11/25/2018	81,693
2,000,000	Federal National Mortgage Association REMIC 2004-96 Class QD, 5.50%, 12/25/2034	2,292,884
	TOTAL	2,375,605
	Government National Mortgage Association—0.1%
7,691	Government National Mortgage Association REMIC 2003-1 Class PE, 5.50%, 7/16/2032	7,700
3,499,912	Government National Mortgage Association REMIC 2004-11 Class QG, 5.00%, 2/16/2034	3,780,963
411,284	Government National Mortgage Association REMIC 2004-27 Class PC, 5.50%, 3/20/2034	428,870
	TOTAL	4,217,533
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $8,689,153)	9,995,679
	FOREIGN GOVERNMENT/AGENCY—0.3%
	Sovereign—0.3%
22,100,000	Mexico, Government of, 4.75%, 3/8/2044 (IDENTIFIED COST $23,019,569)	19,613,750
	INVESTMENT COMPANIES—41.6%[7]
25,079,469	Emerging Markets Core Fund	248,035,955
11,188,254	Federated Bank Loan Core Fund	113,001,371
29,197,826	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.56%[8]	29,200,746
Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued[7]
$160,628,695	Federated Mortgage Core Portfolio	$1,578,980,068
36,232,401	Federated Project and Trade Finance Core Fund	336,961,329
79,327,798	High Yield Bond Portfolio	495,005,458
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,745,878,136)	2,801,184,927
	TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $6,608,742,387)[9]	6,701,560,624
	OTHER ASSETS AND LIABILITIES - NET—0.4%[10]	25,744,159
	TOTAL NET ASSETS—100%	$6,727,304,783
At November 30, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
11U.S. Treasury Note 2-Year Long Futures	12,300	$2,666,793,750	March 2017	$(507,321)
11U.S. Treasury Note 5-Year Long Futures	2,515	$296,377,031	March 2017	$(1,184,565)
11U.S. Treasury Note 10-Year Short Futures	8,531	$1,062,242,797	March 2017	$2,571,653
11U.S. Treasury Ultra 10-Year Short Futures	683	$91,820,813	March 2017	$169,213
11U.S. Treasury Ultra Bond Short Futures	1,430	$230,810,938	March 2017	$28,640
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$1,077,620
Annual Shareholder Report

At November 30, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/9/2016	Credit Agricole CIB	5,110,000 AUD	31,237,175 NOK	$103,544
12/9/2016	Barclays Bank PLC	5,110,000 AUD	31,472,388 NOK	$75,916
12/9/2016	Credit Agricole CIB	5,480,000 AUD	33,498,966 NOK	$111,042
12/9/2016	Barclays Bank PLC	5,480,000 AUD	33,751,210 NOK	$81,413
12/9/2016	Morgan Stanley Capital	10,960,000 AUD	69,785,608 NOK	$(105,357)
Contracts Sold:
12/9/2016	Barclays Bank PLC	10,220,000 AUD	63,058,933 NOK	$(138,424)
12/9/2016	Credit Agricole CIB	10,960,000 AUD	67,605,116 NOK	$(150,764)
12/9/2016	Barclays Bank PLC	10,960,000 AUD	67,684,686 NOK	$(141,417)
2/7/2017	Citibank N.A.	1,748,705,000 JPY	$17,000,000	$1,659,324
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$1,495,277
At November 30, 2016, the Fund had the following open swap contracts:
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2016[12]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
OTC Swaps:
Barclays Capital	Series 25, Credit Default Swap	BUY	1.00%	06/20/2021	2.61%	$57,000,000	$4,246,557	$3,577,041	$669,516
Net Unrealized Appreciation on Futures Contracts, Foreign Exchange Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2016, these restricted securities amounted to $473,068,459, which represented 7.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2016, these liquid restricted securities amounted to $460,007,125, which represented 6.8% of total net assets.
3	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns' outstanding registered debt securities.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Directors.
5	Partial payment received at last interest date.
6	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
Annual Shareholder Report

7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $6,635,727,932.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
11	Non-income-producing security.
12	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$29,102,792	$—	$29,102,792
Corporate Bonds	—	2,507,323,199	221,946	2,507,545,145
Adjustable Rate Mortgages	—	11,937	—	11,937
Asset-Backed Securities	—	20,356,333	—	20,356,333
Commercial Mortgage-Backed Securities	—	143,611,666	—	143,611,666
U.S. Treasury	—	1,145,742,163	—	1,145,742,163
Mortgage-Backed Securities	—	2,841,426	—	2,841,426
Municipal Bonds	—	21,554,806	—	21,554,806
Collateralized Mortgage Obligations	—	9,995,679	—	9,995,679
Foreign Government/Agency	—	19,613,750	—	19,613,750
Investment Companies[1]	29,200,746	—	—	2,801,184,927
TOTAL SECURITIES	$29,200,746	$3,900,153,751	$221,946	$6,701,560,624
Other Financial Instruments[2]
Assets	$2,769,506	6,277,796	—	9,047,302
Liabilities	(1,691,886)	(535,962)	—	(2,227,848)
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,077,620	$5,741,834	$—	$6,819,454
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $ 2,771,984,181 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts, foreign exchange contracts and swap contracts.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ABS	—Asset Backed Security
ARM	—Adjustable Rate Mortgage
AUD	—Australian Dollar
FNMA	—Federal National Mortgage Association
GO	—General Obligation
JPY	—Japanese Yen
MTN	—Medium Term Note
NOK	—Norwegian Krone
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.77	$11.11	$11.01	$11.63	$11.28
Income From Investment Operations:
Net investment income	0.31	0.31	0.36	0.33	0.35
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.03	(0.33)	0.15	(0.47)	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.34	(0.02)	0.51	(0.14)	0.80
Less Distributions:
Distributions from net investment income	(0.32)	(0.31)	(0.36)	(0.32)	(0.36)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)
TOTAL DISTRIBUTIONS	(0.32)	(0.32)	(0.41)	(0.48)	(0.45)
Net Asset Value, End of Period	$10.79	$10.77	$11.11	$11.01	$11.63
Total Return[2]	3.17%	(0.20)%	4.70%	(1.17)%	7.20%
Ratios to Average Net Assets:
Net expenses	0.92%	0.92%	0.91%	0.90%	0.90%
Net investment income	2.84%	2.85%	3.15%	2.90%	3.18%
Expense waiver/reimbursement[3]	0.08%	0.05%	0.10%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$358,016	$397,563	$437,711	$627,061	$980,092
Portfolio turnover	33%	30%	36%	31%	42%
1	Represents less than $0.005.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.77	$11.11	$11.01	$11.63	$11.28
Income From Investment Operations:
Net investment income	0.25	0.25	0.30	0.27	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.03	(0.33)	0.15	(0.47)	0.44
TOTAL FROM INVESTMENT OPERATIONS	0.28	(0.08)	0.45	(0.20)	0.73
Less Distributions:
Distributions from net investment income	(0.26)	(0.25)	(0.30)	(0.26)	(0.29)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)
TOTAL DISTRIBUTIONS	(0.26)	(0.26)	(0.35)	(0.42)	(0.38)
Net Asset Value, End of Period	$10.79	$10.77	$11.11	$11.01	$11.63
Total Return[2]	2.61%	(0.75)%	4.13%	(1.72)%	6.62%
Ratios to Average Net Assets:
Net expenses	1.47%	1.47%	1.46%	1.45%	1.45%
Net investment income	2.29%	2.30%	2.60%	2.37%	2.62%
Expense waiver/reimbursement[3]	0.08%	0.06%	0.08%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,723	$21,876	$25,222	$29,994	$40,460
Portfolio turnover	33%	30%	36%	31%	42%
1	Represents less than $0.005.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.77	$11.11	$11.01	$11.63	$11.28
Income From Investment Operations:
Net investment income	0.25	0.26	0.30	0.27	0.29
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.03	(0.33)	0.15	(0.47)	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.28	(0.07)	0.45	(0.20)	0.74
Less Distributions:
Distributions from net investment income	(0.26)	(0.26)	(0.30)	(0.26)	(0.30)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)
TOTAL DISTRIBUTIONS	(0.26)	(0.27)	(0.35)	(0.42)	(0.39)
Net Asset Value, End of Period	$10.79	$10.77	$11.11	$11.01	$11.63
Total Return[2]	2.64%	(0.72)%	4.16%	(1.70)%	6.64%
Ratios to Average Net Assets:
Net expenses	1.43%	1.45%	1.44%	1.44%	1.43%
Net investment income	2.32%	2.33%	2.63%	2.37%	2.65%
Expense waiver/reimbursement[3]	0.05%	0.04%	0.05%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$90,932	$93,405	$106,743	$128,215	$187,105
Portfolio turnover	33%	30%	36%	31%	42%
1	Represents less than $0.005.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.77	$11.11	$11.01	$11.64	$11.28
Income From Investment Operations:
Net investment income	0.29	0.29	0.35	0.32	0.33
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.03	(0.32)	0.15	(0.48)	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.32	(0.03)	0.50	(0.16)	0.78
Less Distributions:
Distributions from net investment income	(0.30)	(0.30)	(0.35)	(0.31)	(0.33)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)
TOTAL DISTRIBUTIONS	(0.30)	(0.31)	(0.40)	(0.47)	(0.42)
Net Asset Value, End of Period	$10.79	$10.77	$11.11	$11.01	$11.64
Total Return[2]	2.99%	(0.36)%	4.59%	(1.39)%	7.07%
Ratios to Average Net Assets:
Net expenses	1.09%	1.08%	1.02%	1.05%	1.10%
Net investment income	2.66%	2.70%	3.04%	2.78%	2.97%
Expense waiver/reimbursement[3]	0.05%	0.04%	0.05%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,863	$64,555	$60,748	$72,495	$100,631
Portfolio turnover	33%	30%	36%	31%	42%
1	Represents less than $0.005.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.77	$11.11	$11.01	$11.64	$11.28
Income From Investment Operations:
Net investment income	0.37	0.37	0.42	0.39	0.41
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.03	(0.33)	0.15	(0.47)	0.46
TOTAL FROM INVESTMENT OPERATIONS	0.40	0.04	0.57	(0.08)	0.87
Less Distributions:
Distributions from net investment income	(0.38)	(0.37)	(0.42)	(0.39)	(0.42)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)
TOTAL DISTRIBUTIONS	(0.38)	(0.38)	(0.47)	(0.55)	(0.51)
Net Asset Value, End of Period	$10.79	$10.77	$11.11	$11.01	$11.64
Total Return[2]	3.74%	0.35%	5.27%	(0.72)%	7.88%
Ratios to Average Net Assets:
Net expenses	0.37%	0.38%	0.36%	0.35%	0.35%
Net investment income	3.38%	3.41%	3.69%	3.46%	3.72%
Expense waiver/reimbursement[3]	0.08%	0.08%	0.09%	0.11%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,519,156	$5,158,561	$4,899,216	$3,866,053	$5,063,837
Portfolio turnover	33%	30%	36%	31%	42%
1	Represents less than $0.005.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.77	$11.11	$11.01	$11.64	$11.28
Income From Investment Operations:
Net investment income	0.34	0.34	0.38	0.35	0.38
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.03	(0.33)	0.16	(0.47)	0.45
TOTAL FROM INVESTMENT OPERATIONS	0.37	0.01	0.54	(0.12)	0.83
Less Distributions:
Distributions from net investment income	(0.35)	(0.34)	(0.39)	(0.35)	(0.38)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[1]	(0.01)	(0.05)	(0.16)	(0.09)
TOTAL DISTRIBUTIONS	(0.35)	(0.35)	(0.44)	(0.51)	(0.47)
Net Asset Value, End of Period	$10.79	$10.77	$11.11	$11.01	$11.64
Total Return[2]	3.43%	0.04%	4.96%	(1.01)%	7.55%
Ratios to Average Net Assets:
Net expenses	0.67%	0.67%	0.66%	0.65%	0.65%
Net investment income	3.09%	3.10%	3.40%	3.16%	3.42%
Expense waiver/reimbursement[3]	0.28%	0.28%	0.29%	0.30%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$555,265	$627,642	$754,344	$817,990	$1,194,673
Portfolio turnover	33%	30%	36%	31%	42%
1	Represents less than $0.005.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 11/30/2016	Period Ended 11/30/2015[1]
Net Asset Value, Beginning of Period	$10.77	$11.18
Income From Investment Operations:
Net investment income	0.38	0.23
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts and foreign currency transactions	0.01	(0.41)
TOTAL FROM INVESTMENT OPERATIONS	0.39	(0.18)
Less Distributions:
Distributions from net investment income	(0.38)	(0.23)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions	(0.00)[2]	—
TOTAL DISTRIBUTIONS	(0.38)	(0.23)
Net Asset Value, End of Period	$10.78	$10.77
Total Return[3]	3.65%	(1.58)%
Ratios to Average Net Assets:
Net expenses	0.36%	0.37%[4]
Net investment income	3.39%	3.49%[4]
Expense waiver/reimbursement[5]	0.05%	0.05%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$122,349	$9,104
Portfolio turnover	33%	30%[6]
1	Reflects operations for the period from April 17, 2015 (date of initial investment) to November 30, 2015.
2	Represents less than $0.005.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended November 30, 2015.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2016
Assets:
Total investment in securities, at value including $2,801,184,927 of investment in affiliated holdings (Note 5) (identified cost $6,608,742,387)		$6,701,560,624
Cash denominated in foreign currencies (identified cost $376,997)		361,309
Income receivable		39,771,992
Swaps, at value (premium paid $3,577,041)		4,246,557
Receivable for shares sold		9,713,650
Unrealized appreciation on foreign exchange contracts		2,031,239
Receivable for daily variation margin on futures contracts		4,720,168
TOTAL ASSETS		6,762,405,539
Liabilities:
Payable for investments purchased	$9,635,345
Payable for shares redeemed	18,693,874
Unrealized depreciation on foreign exchange contracts	535,962
Bank overdraft	1,177,470
Income distribution payable	3,791,504
Payable for periodic payments to swap contracts	114,000
Payable to adviser (Note 5)	47,213
Payable for administrative fees (Note 5)	14,419
Payable for distribution services fee (Note 5)	193,517
Payable for other service fees (Notes 2 and 5)	214,038
Accrued expenses (Note 5)	683,414
TOTAL LIABILITIES		35,100,756
Net assets for 623,368,477 shares outstanding		$6,727,304,783
Net Assets Consist of:
Paid-in capital		$6,651,569,885
Net unrealized appreciation of investments, futures contracts, swap contracts and translation of assets and liabilities in foreign currency		96,044,962
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions		(22,488,223)
Undistributed net investment income		2,178,159
TOTAL NET ASSETS		$6,727,304,783
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($358,016,258 ÷ 33,182,329 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share (100/95.50 of $10.79)	$11.30
Redemption proceeds per share	$10.79
Class B Shares:
Net asset value per share ($19,722,934 ÷ 1,827,738 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share (94.50/100 of $10.79)	$10.20
Class C Shares:
Net asset value per share ($90,931,786 ÷ 8,426,797 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share (99.00/100 of $10.79)	$10.68
Class R Shares:
Net asset value per share ($61,863,200 ÷ 5,732,111 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share	$10.79
Institutional Shares:
Net asset value per share ($5,519,156,368 ÷ 511,404,827 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share	$10.79
Service Shares:
Net asset value per share ($555,264,992 ÷ 51,450,001 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$10.79
Offering price per share	$10.79
Redemption proceeds per share	$10.79
Class R6 Shares:
Net asset value per share ($122,349,245 ÷ 11,344,674 shares oustanding), $0.001 par value, 1,000,000,000 shares authorized	$10.78
Offering price per share	$10.78
Redemption proceeds per share	$10.78
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended November 30, 2016
Investment Income:
Interest (including income on securities loaned of $26,765)			$137,716,567
Dividends (including $100,305,536 received from affiliated holdings (Note 5))			100,305,610
Investment income allocated from affiliated partnership (Notes 2 and 5)			6,624,532
TOTAL INCOME			244,646,709
Expenses:
Investment adviser fee (Note 5)		$19,587,134
Administrative fee (Note 5)		5,106,272
Custodian fees		202,804
Transfer agent fee (Note 2)		3,801,415
Directors'/Trustees' fees (Note 5)		53,336
Auditing fees		30,500
Legal fees		9,958
Portfolio accounting fees		309,743
Distribution services fee (Note 5)		3,615,927
Other service fees (Notes 2 and 5)		2,695,089
Share registration costs		143,746
Printing and postage		134,322
Taxes		277,226
Miscellaneous (Note 5)		63,423
EXPENSES BEFORE ALLOCATION		36,030,895
Expenses allocated from affiliated partnership (Notes 2 and 5)		75,395
TOTAL EXPENSES		36,106,290
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(3,372,903)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(3,189,359)
TOTAL WAIVERS AND REIMBURSEMENTS		(6,562,262)
Net expenses			29,544,028
Net investment income			215,102,681
Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $(6,504,668) on sales of investments in affiliated company (Note 5))	$23,522,888
Net realized loss on futures contracts	(12,287,937)
Net realized loss on swap contracts	(596,550)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Notes 2 and 5)	(3,774,181)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency	(10,245,064)
Net change in unrealized depreciation of futures contracts	6,107,687
Net change in unrealized appreciation of swap contracts	455,732
Net realized and unrealized gain on investments, futures contracts, swap contracts and foreign currency transactions	3,182,575
Change in net assets resulting from operations	$218,285,256
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended November 30	2016	2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$215,102,681	$213,029,162
Net realized gain (loss) on investments including allocation from affiliated partnership, futures contracts, swap contracts and foreign currency transactions	6,864,220	(3,562,563)
Net change in unrealized appreciation/depreciation of investments, future contracts, swap contracts and translation of assets and liabilities in foreign currency	(3,681,645)	(199,459,607)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	218,285,256	10,006,992
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,015,860)	(12,022,481)
Class B Shares	(510,794)	(548,109)
Class C Shares	(2,263,023)	(2,339,666)
Class R Shares	(1,756,281)	(1,673,535)
Institutional Shares	(181,727,018)	(173,671,754)
Service Shares	(18,773,755)	(22,041,621)
Class R6 Shares	(3,752,380)	(113,974)
Distributions from net realized gain on investments, futures contracts, swap contracts and foreign currency transactions
Class A Shares	(102,785)	(231,577)
Class B Shares	(5,679)	(13,455)
Class C Shares	(24,357)	(56,896)
Class R Shares	(16,747)	(32,744)
Institutional Shares	(1,326,452)	(2,518,048)
Service Shares	(159,786)	(406,161)
Class R6 Shares	(26,914)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(221,461,831)	(215,670,021)
Annual Shareholder Report

Statement of Changes in Net Assets–continued
Year Ended November 30	2016	2015
Share Transactions:
Proceeds from sale of shares	$2,253,198,879	$2,310,400,967
Net asset value of shares issued to shareholders in payment of distributions declared	173,294,048	167,808,109
Cost of shares redeemed	(2,068,717,199)	(2,183,823,891)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	357,775,728	294,385,185
Change in net assets	354,599,153	88,722,156
Net Assets:
Beginning of period	6,372,705,630	6,283,983,474
End of period (including undistributed net investment income of $2,178,159 and $4,957,488, respectively)	$6,727,304,783	$6,372,705,630
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
November 30, 2016
1. ORGANIZATION
Federated Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Total Return Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Annual Shareholder Report

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Annual Shareholder Report

■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage backed securities (paydown gains and losses) are classified as part of investment income. The Fund had invested in Emerging
Annual Shareholder Report

Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which was a limited partnership established under the laws of the state of Delaware. The Fund recorded daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $6,562,262 is disclosed in various locations in this Note 2 and Note 5. For the year ended November 30, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$357,103	$(88,191)
Class B Shares	31,740	(5,709)
Class C Shares	82,291	—
Class R Shares	158,450	—
Institutional Shares	2,846,257	(1,738,985)
Service Shares	313,582	(171,361)
Class R6 Shares	11,992	—
TOTAL	$3,801,415	$(2,004,246)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$941,357
Class B Shares	53,923
Class C Shares	236,007
Service Shares	1,463,802
TOTAL	$2,695,089
Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2016, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.
The Fund uses credit default swaps to seek to increase return and to manage market and sector/asset class risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the
Annual Shareholder Report

settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2016 was $0. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as a liability or asset on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA). Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $165,338,462. This is based on amounts held as of each month-end throughout the fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage country, currency, duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
Annual Shareholder Report

The average notional value of long and short futures contracts held by the Fund throughout the period was $1,177,973 and $1,487,672, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to increase return and to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,487,672 and $1,438,166, respectively. This is based on the contracts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
As of November 30, 2016, the Fund had no outstanding securities on loan.
Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at November 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Football Trust V, Pass Thru Cert., Series 144A, 5.35%, 10/5/2020	3/24/2010	$12,000,000	$12,839,388
Regional Diversified Funding, Series 144A, 9.25%, 03/15/2030	3/10/2000	$480,959	$221,946
Option Contracts
The Fund buys or sells put and call options to increase income and manage market risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At November 30, 2016, the Fund had no outstanding written option contracts.
The average market value of purchased put options held by the Fund throughout the period was $219,384. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$1,077,620*		$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$2,031,239	Unrealized depreciation on foreign exchange contracts	$535,962
Credit contracts		$—	Payable for periodic payments to swap contracts	$114,000
Credit contracts	Swaps, at value	$4,246,557		$—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$7,355,416		$649,962
*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Forward Exchange Contracts[1]	Purchased Options[1]	Total
Interest rate contracts	$—	$(12,287,937)	$—	$—	$(12,287,937)
Foreign exchange contracts	—	—	1,650,309	(1,533,254)	117,055
Credit contracts	(596,550)	—	—	—	(596,550)
TOTAL	$(596,550)	$(12,287,937)	$1,650,309	$(1,533,254)	$(12,767,432)
Annual Shareholder Report

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Forward Exchange Contracts[2]	Total
Interest rate contracts	$—	$6,107,687	$—	$6,107,687
Foreign exchange contracts	—	—	941,464	941,464
Credit contracts	455,732	—	—	455,732
TOTAL	$455,732	$6,107,687	$941,464	$7,504,883
1	The net realized gain (loss) on Forward Exchange Contracts and Purchased Options is found within the net realized gain on investments and foreign currency transactions on the Statement of Operations.
2	The net change in unrealized appreciation/depreciation of Forward Exchange Contracts is found within the Net Change in unrealized appreciation of investment and translation of assets and liabilities in foreign currency on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
Year Ended November 30	2016		2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	6,619,609	$72,154,592	8,127,060	$89,472,607
Shares issued to shareholders in payment of distributions declared	975,293	10,622,192	1,051,160	11,538,074
Shares redeemed	(11,330,941)	(123,285,168)	(11,657,100)	(127,947,456)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,736,039)	$(40,508,384)	(2,478,880)	$(26,936,775)

Year Ended November 30	2016		2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	336,574	$3,627,718	294,675	$3,233,607
Shares issued to shareholders in payment of distributions declared	43,103	469,437	45,874	503,712
Shares redeemed	(583,082)	(6,355,534)	(579,283)	(6,355,717)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(203,405)	$(2,258,379)	(238,734)	$(2,618,398)
Annual Shareholder Report

Year Ended November 30	2016		2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	2,129,382	$23,082,408	1,359,643	$14,950,367
Shares issued to shareholders in payment of distributions declared	190,202	2,071,931	194,370	2,134,059
Shares redeemed	(2,565,488)	(27,915,488)	(2,487,956)	(27,338,484)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(245,904)	$(2,761,149)	(933,943)	$(10,254,058)

Year Ended November 30	2016		2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	1,411,093	$15,333,669	2,264,471	$24,790,374
Shares issued to shareholders in payment of distributions declared	146,860	1,600,285	141,271	1,549,903
Shares redeemed	(1,818,836)	(19,820,370)	(1,879,305)	(20,609,280)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(260,883)	$(2,886,416)	526,437	$5,730,997

Year Ended November 30	2016		2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	170,243,864	$1,864,060,426	179,753,444	$1,980,409,330
Shares issued to shareholders in payment of distributions declared	12,931,099	141,011,442	12,094,659	132,697,996
Shares redeemed	(150,677,225)	(1,637,049,793)	(153,793,200)	(1,689,020,710)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	32,497,738	$368,022,075	38,054,903	$424,086,616

Year Ended November 30	2016		2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,206,760	$142,903,070	17,011,772	$187,619,592
Shares issued to shareholders in payment of distributions declared	1,487,442	16,206,076	1,754,405	19,270,486
Shares redeemed	(21,512,081)	(233,496,443)	(28,377,630)	(311,742,318)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(6,817,879)	$(74,387,297)	(9,611,453)	$(104,852,240)
Annual Shareholder Report

	Year Ended 11/30/2016		Period Ended 11/30/2015[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	12,293,513	$132,036,996	909,419	$9,925,090
Shares issued to shareholders in payment of distributions declared	120,249	1,312,685	10,519	113,879
Shares redeemed	(1,914,571)	(20,794,403)	(74,455)	(809,926)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	10,499,191	$112,555,278	845,483	$9,229,043
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	31,732,819	$357,775,728	26,163,813	$294,385,185
1	Reflects operations for the period from April 17, 2015 (date of initial investment) to November 30, 2015.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for gains on sale of credit default swaps, swap income, allocated income from partnerships and foreign currency transactions.
For the year ended November 30, 2016, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$1,917,101	$(1,917,101)
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2016 and 2015 was as follows:
	2016	2015
Ordinary income	$219,799,111	$212,411,140
Long-term capital gains	$1,662,720	$3,258,881
As of November 30, 2016, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$2,847,675
Undistributed long-term capital gains	$14,238,100
Net unrealized appreciation	$65,817,004
Straddle loss deferrals	$(7,167,881)
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and partnerships adjustments.
At November 30, 2016, the cost of investments for federal tax purposes was $6,635,727,932. The net unrealized appreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; b) outstanding foreign currency
Annual Shareholder Report

commitments c) futures contracts and d) swap contracts was $65,832,692. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $154,712,232 and net unrealized depreciation from investments for those securities having an excess of cost over value of $88,879,540.
As of the year ended November 30, 2016, for federal income tax purposes, the Fund has $7,167,881 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2016, the Adviser voluntarily waived $3,308,618 of its fee and reimbursed $2,004,246 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2016, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class A Shares	$943,076	$—
Class B Shares	161,770	—
Class C Shares	708,735	—
Class R Shares	320,954	—
Service Shares	1,481,392	(1,185,113)
TOTAL	$3,615,927	$(1,185,113)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2016, FSC retained $1,437,321 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2016, FSC retained $43,141 in sales charges from the sale of Class A Shares. FSC also retained $2,756, $43,456 and $9,008 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2016, FSSC received $46,240 of the other service fees disclosed in Note 2.
Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.91%, 1.46%, 1.46%, 1.10%, 0.36%, 0.66% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018 or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2016, the Adviser reimbursed $64,285. Transactions involving the affiliated holdings during the year ended November 30, 2016 were as follows:
	Emerging Markets Fixed Income Core Fund	Emerging Markets Core Fund	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 11/30/2015	4,438,922	—	5,590,242	31,615,273
Purchases/Additions	2,318,394	25,079,454	5,598,012	1,225,434,620
Sales/Reductions	(6,757,316)	—	—	(1,227,852,067)
Balance of Shares Held 11/30/2016	—	25,079,454	11,188,254	29,197,826
Value	$—	$248,035,955	$113,001,371	$29,200,746
Dividend Income/Allocated Investment Income	$6,624,532	$6,007,690	$3,487,085	$233,902
Allocated Net Realized Gain (Loss)	$(3,774,181)	$—	$—	$—
Annual Shareholder Report

	Federated Mortgage Core Portfolio	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	155,217,598	32,317,407	93,816,561	322,996,003
Purchases/Additions	45,110,270	3,914,994	3,907,918	1,311,363,662
Sales/Reductions	(39,699,173)	—	(18,396,681)	(1,292,705,237)
Balance of Shares Held 11/30/2016	160,628,695	36,232,401	79,327,798	341,654,428
Value	$1,578,980,068	$336,961,329	$495,005,458	$2,801,184,927
Dividend Income/Allocated Investment Income	$42,367,277	$13,625,000	$34,584,582	$106,930,068
Allocated Net Realized Gain (Loss)	$—	$—	$—	$(3,774,181)
At November 30, 2016, the Fund owns a majority of the outstanding shares of beneficial interest of Federated Mortgage Core Portfolio and Federated Project and Trade Finance Core Fund, affiliated management investment companies.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2016, were as follows:
Purchases	$2,470,729,134
Sales	$2,126,566,971
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of November 30, 2016, the Fund had no outstanding loans. During the year ended November 30, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2016, there were no outstanding loans. During the year ended November 30, 2016, the program was not utilized.
Annual Shareholder Report

9. Regulatory updates
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
10. sUBSEQUENT EVENT
The Fund has entered into an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all or substantially all of the assets of the Hancock Horizon Core Bond Fund (the “Hancock Fund”) based upon the terms and conditions set forth in the Plan. The Agreement is subject to the approval of the Hancock Fund shareholders at a special meeting of shareholders, currently scheduled for January 26, 2017.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2016, the amount of long-term capital gains designated by the Fund was $1,662,720.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF Federated total return series, inc. AND SHAREHOLDERS OF federated total return bond fund:
We have audited the accompanying statement of assets and liabilities of Federated Total Return Bond Fund (the “Fund”) (one of the portfolios constituting Federated Total Return Series, Inc.), including the portfolio of investments, as of November 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Total Return Bond Fund, a portfolio of Federated Total Return Series, Inc., at November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
January 25, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 to November 30, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 6/1/2016	Ending Account Value 11/30/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,003.20	$4.61
Class B Shares	$1,000	$1,000.40	$7.35
Class C Shares	$1,000	$1,000.60	$7.15
Class R Shares	$1,000	$1,002.40	$5.41
Institutional Shares	$1,000	$1,005.90	$1.86
Service Shares	$1,000	$1,004.40	$3.36
Class R6 Shares	$1,000	$1,006.90	$1.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.40	$4.65
Class B Shares	$1,000	$1,017.65	$7.41
Class C Shares	$1,000	$1,017.85	$7.21
Class R Shares	$1,000	$1,019.60	$5.45
Institutional Shares	$1,000	$1,023.15	$1.87
Service Shares	$1,000	$1,021.65	$3.39
Class R6 Shares	$1,000	$1,023.20	$1.82
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.92%
Class B Shares	1.47%
Class C Shares	1.43%
Class R Shares	1.08%
Institutional Shares	0.37%
Service Shares	0.67%
Class R6 Shares	0.36%
Annual Shareholder Report

Board of Directors and Corporation Officers
The Board of Directors is responsible for managing the Corporation's business affairs and for exercising all the Corporation's powers except those reserved for the shareholders. The following tables give information about each Director and the senior officers of the Fund. Where required, the tables separately list Directors who are “interested persons” of the Fund (i.e., “Interested” Directors) and those who are not (i.e., “Independent” Directors). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Directors listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Corporation comprised three portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Director oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Corporation Directors and is available, without charge and upon request, by calling 1-800-341-7400.
Interested DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Director Indefinite Term Began serving: March 1995	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Director Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President and CEO of Passport Research, Ltd.; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries. J. Christopher Donahue is the son of John F. Donahue, Chairman Emeritus of the Federated Funds.
INDEPENDENT DIRECTORS Background
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Director Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Director Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Interim Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Director Indefinite Term Began serving: October 1993	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Director Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Director Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Director Indefinite Term Began serving: March 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: November 1993	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Corporation Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004	Principal Occupations: Robert J. Ostrowski joined Federated in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated's taxable fixed-income products in 2004 and also serves as a Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice President of the Fund's Adviser in 2009 and served as a Senior Vice President of the Fund's Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his M.S. in Industrial Administration from Carnegie Mellon University.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Total Return Bond Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board of Directors (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent directors without management present, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Annual Shareholder Report

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q820
CUSIP 31428Q812
CUSIP 31428Q796
CUSIP 31428Q770
CUSIP 31428Q101
CUSIP 31428Q507
CUSIP 31428Q739
28142 (1/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2. Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4. Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $95,200

Fiscal year ended 2015 - $91,840

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $5,043

Fiscal year ended 2015- Travel to Audit Committee Meeting and audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $2,364 and $84 respectively. Fiscal year ended 2016- Audit consent fee for N-14 merger document. Fiscal year ended 2015- Travel expenses for attendance at Audit Committee meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2016 - $0

Fiscal year ended 2015 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2016 – 0%

Fiscal year ended 2015 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:,

Fiscal year ended 2016 - $223,469

Fiscal year ended 2015 - $49,593

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. The relief provided in the SEC no-action letter is effective for 18 months from its June 20, 2016 issuance date.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date January 25, 2017